Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
NET INCOME	$ 2,097	$ 1,561	$ 2,032
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax benefit of $1, $12 and $26	(25)	41	(95)
Amortization of unrealized pension actuarial gains (losses) and other, net of tax expense of $104 and $677 in 2014 and 2013 and tax benefit of $1,369 in 2012	151	1,092	(2,308)
Other comprehensive income (loss)	126	1,133	(2,403)
Comprehensive income (loss)	$ 2,223	$ 2,694	$ (371)